Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations (Unaudited)
REVENUES	$ 0	$ 13,433	$ 681	$ 40,141	$ 40,210	$ 90,588
REVENUES - RELATED PARTIES					2,359	0
COST OF GOODS SOLD	0	13,267	5,560	43,476	155,804	126,586
GROSS PROFIT (LOSS)	0	166	(4,879)	(3,335)	(113,235)	(35,998)
OPERATING EXPENSES
Legal and accounting	99,029	65,765	210,530	206,406	228,886	283,805
Advertising	11,982	21,251	20,479	63,462	65,169	310,767
Consulting	63,156	140,900	357,573	372,724	432,224	1,367,794
General and administrative	100,783	141,815	323,493	387,829	472,266	645,468
Total Operating Expenses	274,950	369,731	912,075	1,030,421	1,198,545	2,607,834
OPERATING LOSS	(274,950)	(369,565)	(916,954)	(1,033,756)	(1,311,780)	(2,643,832)
OTHER INCOME (EXPENSE)
Gain on debt forgiveness					0	6,000
Other income	2,700	10,188	4,945	10,188	12,673	0
Interest expense	(86,072)	(40,797)	(177,944)	(113,666)	(148,662)	(114,655)
Total Other Expense	(83,372)	(30,609)	(172,999)	(103,478)	(161,334)	(108,655)
NET LOSS	$ (358,322)	$ (400,174)	$ (1,089,953)	$ (1,137,234)	$ (1,447,769)	$ (2,752,487)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	109,110,083	129,758,257	113,116,443	128,996,245	129,334,725	112,815,779